Share based payments - Stock options issued and outstanding (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based payments
Exercise price ($) | $ / shares	$ 4.16
Weighted average remaining contractual life (years)	3 years 3 months 18 days
Number of options outstanding	4,301,800	2,861,300	1,760,000
Number of options vested (exercisable)	2,428,466
June 22, 2022
Share-based payments
Exercise price ($) | $ / shares	$ 2.58
Weighted average remaining contractual life (years)	5 months 19 days
Number of options outstanding	83,334
Number of options vested (exercisable)	83,334
February 8, 2023
Share-based payments
Exercise price ($) | $ / shares	$ 4.56
Weighted average remaining contractual life (years)	1 year 1 month 9 days
Number of options outstanding	416,666
Number of options vested (exercisable)	416,666
February 18, 2023
Share-based payments
Exercise price ($) | $ / shares	$ 4.80
Weighted average remaining contractual life (years)	1 year 1 month 17 days
Number of options outstanding	560,000
Number of options vested (exercisable)	482,500
February 22, 2023
Share-based payments
Exercise price ($) | $ / shares	$ 4.46
Weighted average remaining contractual life (years)	1 year 1 month 24 days
Number of options outstanding	130,000
Number of options vested (exercisable)	105,000
October 15, 2024
Share-based payments
Exercise price ($) | $ / shares	$ 3.23
Weighted average remaining contractual life (years)	2 years 9 months 14 days
Number of options outstanding	60,000
Number of options vested (exercisable)	40,000
December 2, 2024
Share-based payments
Exercise price ($) | $ / shares	$ 4.08
Weighted average remaining contractual life (years)	2 years 11 months 1 day
Number of options outstanding	60,000
Number of options vested (exercisable)	40,000
December 5, 2024
Share-based payments
Exercise price ($) | $ / shares	$ 3.69
Weighted average remaining contractual life (years)	2 years 11 months 4 days
Number of options outstanding	60,000
Number of options vested (exercisable)	60,000
February 23, 2025
Share-based payments
Exercise price ($) | $ / shares	$ 3.54
Weighted average remaining contractual life (years)	3 years 1 month 24 days
Number of options outstanding	81,800
Number of options vested (exercisable)	81,800
August 16, 2025
Share-based payments
Exercise price ($) | $ / shares	$ 5.00
Weighted average remaining contractual life (years)	3 years 7 months 17 days
Number of options outstanding	200,000
Number of options vested (exercisable)	200,000
August 19, 2025
Share-based payments
Exercise price ($) | $ / shares	$ 2.12
Weighted average remaining contractual life (years)	3 years 7 months 20 days
Number of options outstanding	100,000
Number of options vested (exercisable)	33,333
August 30, 2025
Share-based payments
Exercise price ($) | $ / shares	$ 5.00
Weighted average remaining contractual life (years)	3 years 8 months 1 day
Number of options outstanding	480,000
Number of options vested (exercisable)	480,000
October 7, 2025
Share-based payments
Exercise price ($) | $ / shares	$ 2.90
Weighted average remaining contractual life (years)	3 years 9 months 7 days
Number of options outstanding	35,000
Number of options vested (exercisable)	11,667
December 2, 2025
Share-based payments
Exercise price ($) | $ / shares	$ 2.59
Weighted average remaining contractual life (years)	3 years 11 months 1 day
Number of options outstanding	130,000
Number of options vested (exercisable)	33,333
January 2, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 4.30
Weighted average remaining contractual life (years)	4 years 3 days
Number of options outstanding	150,000
Number of options vested (exercisable)	150,000
January 24, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 5.34
Weighted average remaining contractual life (years)	4 years 25 days
Number of options outstanding	60,000
Number of options vested (exercisable)	40,000
March 29, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 4.51
Weighted average remaining contractual life (years)	4 years 2 months 26 days
Number of options outstanding	400,000
April 1, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 5.77
Weighted average remaining contractual life (years)	4 years 3 months
Number of options outstanding	140,000
Number of options vested (exercisable)	93,333
April 4, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 5.42
Weighted average remaining contractual life (years)	4 years 3 months 3 days
Number of options outstanding	60,000
Number of options vested (exercisable)	40,000
May 12, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 3.00
Weighted average remaining contractual life (years)	4 years 4 months 9 days
Number of options outstanding	75,000
Number of options vested (exercisable)	25,000
June 5, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 3.26
Weighted average remaining contractual life (years)	4 years 5 months 4 days
Number of options outstanding	60,000
August 16, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 3.26
Weighted average remaining contractual life (years)	4 years 7 months 17 days
Number of options outstanding	60,000
August 24, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 3.81
Weighted average remaining contractual life (years)	4 years 7 months 24 days
Number of options outstanding	140,000
Number of options vested (exercisable)	12,500
September 13, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 4.88
Weighted average remaining contractual life (years)	4 years 8 months 12 days
Number of options outstanding	55,000
December 8, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 2.65
Weighted average remaining contractual life (years)	4 years 11 months 8 days
Number of options outstanding	380,000
December 8, 2026
Share-based payments
Exercise price ($) | $ / shares	$ 3.59
Weighted average remaining contractual life (years)	4 years 11 months 8 days
Number of options outstanding	325,000